13. SHAREHOLDERS' EQUITY: Schedule of share options outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share Options, Outstanding	5,241,072
Share Options, Exercisable	5,241,072
Share Option 1
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Jul. 20, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 2
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Sep. 27, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 3
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Nov. 20, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 4
Share Options, Exercise Price | $ / shares	$ 0.28
Share Options, Expiry Date	Dec. 08, 2022
Share Options, Outstanding	1,181,072
Share Options, Exercisable	1,181,072
Share Option 5
Share Options, Exercise Price | $ / shares	$ 0.24
Share Options, Expiry Date	Mar. 27, 2023
Share Options, Outstanding	200,000
Share Options, Exercisable	200,000
Share Option 6
Share Options, Exercise Price | $ / shares	$ 0.21
Share Options, Expiry Date	Apr. 11, 2023
Share Options, Outstanding	175,000
Share Options, Exercisable	175,000
Share Option 7
Share Options, Exercise Price | $ / shares	$ 0.125
Share Options, Expiry Date	Sep. 12, 2023
Share Options, Outstanding	140,000
Share Options, Exercisable	140,000
Share Option 8
Share Options, Exercise Price | $ / shares	$ 0.075
Share Options, Expiry Date	Jan. 24, 2024
Share Options, Outstanding	280,000
Share Options, Exercisable	280,000
Share Option 9
Share Options, Exercise Price | $ / shares	$ 0.08
Share Options, Expiry Date	Feb. 28, 2024
Share Options, Outstanding	140,000
Share Options, Exercisable	140,000
Share Option 10
Share Options, Exercise Price | $ / shares	$ 0.06
Share Options, Expiry Date	Apr. 01, 2024
Share Options, Outstanding	615,000
Share Options, Exercisable	615,000
Share Option 11
Share Options, Exercise Price | $ / shares	$ 0.05
Share Options, Expiry Date	Oct. 01, 2024
Share Options, Outstanding	2,060,000
Share Options, Exercisable	2,060,000